Stock-Based Compensation (SARs Fair Values Were Estimated Using Black-Scholes Valuation Model) (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price		$ 19.50	$ 19.50
Expected volatility		60.00%	58.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeitures	0.00%
Risk-free rate over the expected life		0.17%	0.59%
Expected life (in years)		1 year 6 months	2 years
Fair value	$ 800,000	$ 8,000,000	$ 6,600,000
Fair value of vested portion		8,000,000	6,600,000
2012 SARs [Member] | Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 17.64
Expected volatility	56.00%
Expected dividend yield	0.00%
Expected forfeitures	0.00%
Risk-free rate over the expected life	0.30%
Expected life (in years)	2 years 6 months
Fair value	0.8
Fair value of vested portion	0.2
2011 SARs [Member] | Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 21.03	$ 21.03
Expected volatility	56.00%	60.00%
Expected dividend yield	0.00%	0.00%
Expected forfeitures	0.00%	0.00%
Risk-free rate over the expected life	0.23%	0.29%
Expected life (in years)	1 year 8 months 12 days	2 years 6 months
Fair value	0.4	3.9
Fair value of vested portion	0.2	0.9
2010 SARs [Member] | Stock Appreciation Rights [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price	$ 17.16	$ 17.16	$ 17.16
Expected volatility	56.00%	60.00%	58.00%
Expected dividend yield	0.00%	0.00%	0.00%
Expected forfeitures	0.00%	0.00%	0.00%
Risk-free rate over the expected life	0.17%	0.20%	0.86%
Expected life (in years)	1 year 1 month 6 days	1 year 9 months 18 days	2 years 8 months 12 days
Fair value	0.1	1.5	3.6
Fair value of vested portion		$ 0.5